OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities [Line Items]
Other long-term liabilities	$ 225,845	$ 229,121
PBF Energy [Member]
Other Liabilities [Line Items]
Defined benefit pension plan liabilities	63,579	60,141
Post retiree medical plan	21,527	22,740
Environmental liabilities	140,403	145,928
Other	336	312
Other long-term liabilities	$ 225,845	$ 229,121